CONSOLIDATED STATEMENTS OF CASH FLOWS (Unaudited) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Cash flows from operating activities:
Net loss	$ (18,854)	$ (19,402)
Adjustments required to reconcile net loss to net cash used in operating activities:
Stock-based compensation	2,189	1,916
Depreciation	232	240
Decrease in severance pay, net	(24)	(64)
Gain from property and equipment disposal	0	(1)
Decrease in operating lease right of use asset	295	357
Decrease (increase) in interest receivables from short-term bank deposits	(114)	403
Decrease in trade receivables	0	2,000
Decrease in other accounts receivable and prepaid expenses	764	212
Decrease (increase) in long-term prepaid expenses	5	(26)
Increase (decrease) in trade payables	(2,387)	361
Increase in other accounts payable and accrued expenses	242	872
Decrease in operating lease liability	(644)	(319)
Decrease in deferred participation in R&D expenses	(2,387)	(178)
Net cash used in operating activities	(20,683)	(13,629)
Cash flows from investing activities:
Proceeds from maturity of short-term bank deposits	58,945	71,100
Investment in short-term bank deposits	(38,500)	(57,445)
Purchase of property and equipment	(258)	(218)
Proceeds from sales of property and equipment	0	1
Net cash provided by investing activities	20,187	13,438
Cash flows from financing activities:
Proceeds from issuance of ordinary shares, net	249	239
Proceeds from exercise of warrants	0	425
Proceeds from exercise of options	104	245
Net cash provided by financing activities	353	909
Increase (decrease) in cash, cash equivalents and restricted cash	(143)	718
Cash, cash equivalents and restricted cash at the beginning of the period	8,514	7,810
Cash, cash equivalents and restricted cash at the end of the period	8,371	8,528
Supplemental disclosure of non-cash investing and financing activities:
Purchase of property and equipment	(80)	35
Receivables on account of shares	$ 0	$ 216